Faegre Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA  19103-6996
(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)
www.faegredrinker.com

October 29, 2021

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Trust for Credit Unions (the “Trust”) Registration Nos. 033-18781 and 811-05407

Ladies and Gentlemen:

Please accept for filing Post-Effective Amendment No. 65 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 67 under the Investment Company Act of 1940, as amended (the “1940 Act”), to the Registration Statement on Form N-1A of the Trust (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act to reflect the amended and restated advisory agreement between the Trust, on behalf of two of its series, the Ultra-Short Duration Portfolio and Short Duration Portfolio, and ALM First Investment Advisors, LLC (the “New Advisory Agreement”).  The New Advisory Agreement was approved by shareholders and became effective on January 31, 2021.  The Trust plans to file an amendment pursuant to paragraph (b) of Rule 485 prior to the effectiveness of the Amendment to update annual financial and other information.

Questions and comments concerning the Amendment may be directed to the undersigned at (215) 988-3328.

Sincerely, /s/ Andrew E. Seaberg Andrew E. Seaberg

Enclosures